RELATED PARTY TRANSACTIONS - Management Agreements Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 vessel $ / vessel	Dec. 31, 2017 vessel $ / vessel
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Management Fee to be Paid Per Annum | $ / vessel	30,336	30,555
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Number of Vessels Under Ship Management | vessel	21	20
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	22.20%